Entity Level Disclosures and Segment Information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Revenues	$ 3,284	$ 1,466	$ 1,096
Israel [Member]
Statement Line Items [Line Items]
Revenues	1,071	988	823
USA [Member]
Statement Line Items [Line Items]
Revenues	1,418	353	227
Other [Member]
Statement Line Items [Line Items]
Revenues	$ 795	$ 125	$ 46